DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 9 – DISCONTINUED OPERATIONS

On November 6, 2020, the Company executed a Separation Agreement (see Note 4 – Separation Agreement), whereby the Company transferred its Legacy Business and the related assets and liabilities to EPH, a related party and equity method investee.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been reclassified as discontinued operations on a retrospective basis for the period ended December 31, 2020. There were no results of operations from the component in the current period. As of December 31, 2021, there were no assets or liabilities held associated with this business. The results of operations of this component, for all periods, are separately reported as “discontinued operations” on the consolidated statements of operations.

As disclosed in Note 4 – Separation Agreement, the Company sold its equity interest in EPH as of March 31, 2021. There have been no transactions between the Company and EPH since the Separation Agreement.

A reconciliation of the major classes of line items constituting the income (loss) from discontinued operations, net of income taxes as is presented in the consolidated statements of operations for the year ended December 31, 2020, are summarized below:

Reconciliation of revenue and expense items in discontinued operations in the consolidated statements of operations:

Year Ended
December 31,
2020

REVENUES	$541,200

OPERATING EXPENSES
Payroll and related expenses	515,741
General and administrative	53,398
Total operating expenses	569,139
Financing costs including interest	46,967
Gain on debt extinguishment	(1,032,160)
INCOME FROM DISCONTINUED OPERATIONS	$957,254

Reconciliation of cash flows from operating activities and financing activities on the statements of cash flows:

Year Ended
December 31,
2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from discontinued operations	$957,254
Adjustments to reconcile net income to net cash provided by discontinued operations:
Gain on forgiveness or assumption of promissory notes and accrued expenses	(1,032,160)
Changes in operating assets and liabilities
Increase in accounts payable and accrued expenses	22,500
Increase in accrued interest - related party	46,967
Net cash provided by operating activities	(5,439)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes - related parties	338,373
Repayments on promissory notes – related parties	(1,590)
Net cash provided by financing activities	336,783

Net cash provided by discontinued operations	$331,344